Income Taxes (Schedule Of Deferred Income Tax Assets And Liabilities) (Details) (USD $) In Millions	Sep. 30, 2011	Sep. 30, 2010
Income Taxes [Abstract]
Net operating losses and tax credits	$ 242	$ 281
Accrued liabilities	219	225
Postretirement and postemployment benefits	137	153
Employee compensation and benefits	176	225
Pensions	196	143
Other	176	137
Total deferred tax assets	1,146	1,164
Valuation allowances	(107)	(105)
Intangibles	(890)	(918)
Property, plant and equipment	(284)	(265)
Other	(133)	(136)
Total deferred tax liabilities	(1,307)	(1,319)
Net deferred income tax asset (liability)	$ (268)	$ (260)